CREDIT FROM BANKING INSTITUTIONS (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2018 ILS (₪)	Aug. 31, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Repayments of long term debt			$ 0		$ 11,732	$ 16,450
Amount of total equity			185,227		$ 174,454
Unutilized short-term lines of credit			$ 1,000
Commercial Israeli Bank [Member]
Debt Instrument [Line Items]
Proceeds from long term debt		$ 81,700
Long term debt term	5 years	5 years
Interest rate	0.53%	0.53%			6.25%
Commercial Israeli Bank [Member] | ILS [Member]
Debt Instrument [Line Items]
Proceeds from long term debt | ₪	₪ 296.0
Repayments of long term debt | ₪				₪ 11.7